FINANCIAL INSTRUMENTS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 25,468,805		$ 814,492		$ 11,471,243
Accounts payable and accrued liabilities	7,330,946		11,441,968
Warrant liability	$ 36,316,681		3,621,444		$ 11,250,167
Changes in sensitivity interest rate	1.00%	1.00%
Annual net loss changes due to interest rate effect	$ 161,549		62,071
5% strengthening of US Dollar against Canadian Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit of (Loss)	$ 219,010		$ 32,541
5% strengthening of US Dollar against Canadian Dollar [member] | Warrant Liability [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against accounts payable and accrued liabilities		$ 5,497,342		$ 868,855
5% strengthening of US Dollar against Canadian Dollar [member] | C D N Current Assets And Accounts Payable And Accrued Liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Strengthening of currency against current assets		$ 366,767		$ 556,276